Commitments and Contingencies (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Ray Carter [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued salary	$ 267,000	$ 267,000